RELATED-PARTY TRANSACTIONS	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
NOTE 6 - RELATED-PARTY TRANSACTIONS	As of December 31, 2018, amount due to related parties was $1,509, which were unsecured, non-interest bearing with no specific repayment terms.	As of September 30, 2020, amount due to related parties was $25,667, which were unsecured, non-interest bearing advance from related parties with no specific repayment terms.	As of December 31, 2019, there is no amount due to related parties.